Cover	Mar. 27, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39557
Entity Registrant Name	SIYATA MOBILE INC.
Entity Central Index Key	0001649009
Entity Address, Address Line One	1751 Richardson Street
Entity Address, Address Line Two	Suite #2207
Entity Address, City or Town	Montreal
Entity Address, Country	CA
Entity Address, Postal Zip Code	514-500-1181